Income Taxes Loss Carryforwards (Details) (USD $)	12 Months Ended			12 Months Ended								12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2012 Federal Foreign [Member]	Dec. 31, 2012 Minimum [Member] Federal Foreign [Member]	Dec. 31, 2012 Maximum [Member] Federal Foreign [Member]	Dec. 31, 2012 Federal and State [Member] Minimum [Member]	Dec. 31, 2012 Federal and State [Member] Maximum [Member]	Dec. 31, 2012 Federal [Member]	Dec. 31, 2012 State [Member]	Dec. 31, 2012 Non- U.S. [Member]	Dec. 31, 2012 Portion of Non- U.S. with expiration dates [Member]	Dec. 31, 2012 Portion of Non- U.S. with expiration dates [Member] Minimum [Member]	Dec. 31, 2012 Portion of Non- U.S. with expiration dates [Member] Maximum [Member]
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards								$ 141,700,000	$ 793,800,000	$ 1,350,000,000	$ 150,500,000
Operating Loss Carryforwards, Expiration Date						Dec. 31, 2013	Dec. 31, 2032					Dec. 31, 2013	Dec. 31, 2031
Tax Credit Carryforward [Line Items]
Tax Credit Carryforward, Amount			110,300,000
Tax Credit Carryforward, Expiration Dates				Dec. 31, 2013	Dec. 31, 2022
Undistributed Earnings of Foreign Subsidiaries		5,420,000,000
Deferred Taxes Provided on Undistributed Earnings no Longer Considered Permanently Reinvested	14,000,000
U.S. Foreign Tax Credit Recognized	$ 15,600,000